Stockholders' Equity and Non-controlling Interest - Summary of Changes in Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Of Stockholders Equity [Line Items]
Beginning Balance			$ 602,236	$ 622,622	$ 622,622	$ 619,595	$ 464,033
Stock compensation expense			16,195	17,272	22,552	14,414	12,831
Exercise of stock options			4,990	224	1,127	2,964	2,737
Employee stock purchase plan			1,175	1,111	1,114	1,165	902
Transactions with non-controlling interest holders
Business acquisitions				(16,144)	(17,585)	(91)	(5,174)
Net loss and other comprehensive (loss)/income	(316)	(15,661)	(71,771)	(62,009)	(39,458)	(15,425)	12,016
Ending balance	552,825	563,076	552,825	563,076	602,236	622,622	619,595
Quiksilver, Inc. [Member]
Schedule Of Stockholders Equity [Line Items]
Beginning Balance			583,310	610,098	610,098
Stock compensation expense			16,195	17,272
Exercise of stock options			4,990	224
Employee stock purchase plan			1,175	1,111
Transactions with non-controlling interest holders			(44)
Business acquisitions				(11,110)
Net loss and other comprehensive (loss)/income			(72,206)	(64,266)
Ending balance	533,420	553,329	533,420	553,329
Non-controlling Interest [Member]
Schedule Of Stockholders Equity [Line Items]
Beginning Balance			18,926	12,524	12,524
Stock compensation expense
Exercise of stock options
Employee stock purchase plan
Transactions with non-controlling interest holders			44
Business acquisitions				(5,034)
Net loss and other comprehensive (loss)/income			435	2,257
Ending balance	$ 19,405	$ 9,747	$ 19,405	$ 9,747